Segmented Information - Summary of External Revenues by Automotive Products and Services (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenue from external customers	$ 36,445	$ 32,134
Body Systems and Chassis Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	9,157	7,790
Powertrain Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	6,489	4,755
Exterior Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	5,272	5,155
Seating Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	5,079	4,497
Tooling, Engineering and Other [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	3,078	2,700
Vision and Electronic Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	2,768	2,583
Closure Systems [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	2,412	2,297
Complete Vehicle Assembly [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	$ 2,190	$ 2,357